Acquisition of Subsidiary (Details) - Cartrack Swaziland (Pty) Ltd [Member] - ZAR (R)	Mar. 08, 2023	Mar. 01, 2023
Acquisition of Subsidiary [Line Items]
Percentage of voting interests acquired	76.00%	76.00%
Consideration amount	R 9,120,000	R 9,120,000
Recognizing goodwill	R 6,200,000	R 6,200,000